SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                                   Suite 350
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184

                                                       September 22, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                 Re:   AllianceBernstein Cap Fund, Inc.
                       -AllianceBernstein Select US Equity Portfolio File Nos. 2-29901 and 811-1716
                       ---------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 105 under the Securities Act of 1933 and Amendment No. 84 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Cap Fund, Inc. We are making this filing for the purpose of registering a new portfolio, the AllianceBernstein Select US Equity Portfolio.

      Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202) 737-8833.

                                                 Sincerely,

                                                 /s/ Young Seo
                                                 --------------
                                                     Young Seo

Attachment
cc:      Kathleen K. Clarke





SK 00250 0150 1228114